Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)		Dec. 31, 2021 USD ($)		Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs	Value of Initial Fixed $100 Investment Based on:		Net Income	Adjusted Operating Income
					Company Total Shareholder Return (TSR)	Peer Group(1) Total Shareholder Return (TSR)
2022	$1,244,770	($2,916,093)(2)	$1,318,682	$765,963(3)	$73	$110	($1,138,000)	$7,055,000
2021	$11,831,132	$22,052,386(4)	$3,182,697	$3,583,291(5)	$118	$126	$187,171,000	$288,567,000
2020	$15,736,658	$20,312,174(6)	$2,806,044	$3,633,116(7)	$123	$114	($140,365,000)	($56,733,000)

Notes to the Pay Versus Performance Table

(1)	Reflects the total shareholder return indexed to $100 for the Peer Group as disclosed on page 41.

(2)	The amount shown consists of the following: (i) total compensation reported in fiscal 2022, $1,244,770, less the grant date value of all equity awards granted in fiscal 2022, $0 (as previously disclosed in our 2022 proxy statement, in response to the 2021 Say-on-Pay vote, our CEO declined to accept an LTIP equity award for fiscal 2022); (ii) TRSUs granted on May 29, 2020 which decreased in value during fiscal 2022 in the amount of $1,074,325 and PRSUs granted on June 5, 2020 which decreased in value during fiscal 2022 in the amount of $3,828,033; (iii) TRSUs granted on May 17, 2021 which decreased in value during fiscal 2022 in the amount of $459,340 and PRSUs granted on March 18, 2021 which increased in value during fiscal 2022 in the amount of $2,309,667; (iv) TRSUs vested on May 17, 2022 which decreased in value during fiscal 2022 prior to the vest date in the amount of $189,858 and TRSUs vested on May 31, 2022 which decreased in value during fiscal 2022 prior to the vest date in the amount of $918,974.

(3)	For fiscal 2022 the non-PEO NEOs consisted of: Sheamus Toal, Claudia Lima-Guinehut, Jared Shure and Robert Helm (“Fiscal 2022 Non-PEO NEOs”). The amount shown consists of the following (in each case, as average values for the Fiscal 2022 Non-PEO NEOs): (i) total compensation reported in fiscal 2022, $1,318,682, less the grant date value of all equity awards granted in fiscal 2022, $925,024; (ii) TRSUs granted in fiscal 2022 with a fiscal year-end value of $775,993 and PRSUs granted in fiscal 2021 with a fiscal year-end value of $223,188; (iii) unvested TRSUs which decreased in value during fiscal 2022 in the amount of $373,697 and unvested PRSUs which decreased in value during fiscal 2022 in the amount of $113,738; (iv) TRSUs vested in fiscal 2022 which decreased in value during fiscal 2022 prior to the vest date in the amount of $121,347 and PRSUs vested in fiscal 2022 which decreased in value during fiscal 2022 prior to the vest date in the amount of $18,096.

(4)	The amount shown consists of the following: (i) total compensation reported in fiscal 2021, $11,831,132, less the grant date value of all equity awards granted in fiscal 2021, $7,069,367; (ii) TRSUs granted on May 17, 2021 with a fiscal year-end value of $1,808,195 and PRSUs granted on March 18, 2021 with a fiscal year-end value of $4,219,215; (iii) TRSUs granted on May 29, 2020 which decreased in value during fiscal 2021 in the amount of $242,555 and PRSUs granted on June 5, 2020 which increased in value during fiscal 2021 in the amount of $8,094,391; (iv) PRSUs vested on June 25, 2021 which increased in value during fiscal 2021 prior to the vest date in the amount of $2,529,626 and TRSUs vested on June 1, 2021 which increased in value during fiscal 2021 prior to the vest date in the amount of $881,751.

(5)	For fiscal 2021 the non-PEO NEOs consisted of: Leah Swan, Robert Helm, Bradley Cost and Claudia Lima-Guinehut (“Fiscal 2021 Non-PEO NEOs”). The amount shown consists of the following (in each case, as average values for the Fiscal 2021 Non-PEO NEOs): (i) total compensation reported in fiscal 2021, $3,182,697, less the grant date value of all equity awards granted in fiscal 2021, $1,750,038; (ii) TRSUs granted in fiscal 2021 with a fiscal year-end value of $988,520 and PRSUs granted in fiscal 2021 with a fiscal year-end value of $695,014; (iii) unvested TRSUs which decreased in value during fiscal 2021 in the amount of $76,301 and unvested PRSUs which increased in value during fiscal 2021 in the amount of $351,196; (iv) TRSUs vested in fiscal 2021 which increased in value during fiscal 2021 prior to the vest date in the amount of $192,204.

(6)	The amount shown consists of the following: (i) total compensation reported in fiscal 2020, $15,736,658, less the grant date value of all equity awards granted in fiscal 2020, $11,263,222; (ii) TRSUs granted on May 29, 2020 with a fiscal year-end value of $8,822,057 and PRSUs granted on June 5, 2020 with a fiscal year-end value of $8,822,057; (iii) PRSUs granted on June 27, 2019 which decreased in value during fiscal 2020 in the amount of $1,814,862; (iv) PRSUs vested on April 2, 2020 which decreased in value during fiscal 2020 prior to the vest date in the amount of $85,389 and TRSUs vested on February 7, 2020 which increased in value during fiscal 2020 prior to the vest date in the amount of $94,875.

(7)	For fiscal 2020 the non-PEO NEOs consisted of: Leah Swan, Michael Scarpa, Robert Helm and Claudia Lima-Guinehut (“Fiscal 2020 Non-PEO NEOs”). The amount shown consists of the following (in each case, as average values for the Fiscal 2020 Non-PEO NEOs): (i) total compensation reported in fiscal 2020, $2,806,044, less the grant date value of all equity awards granted in fiscal 2020, $1,500,690; (ii) TRSUs granted in fiscal 2020 with a fiscal year-end value of $2,095,273 and PRSUs granted in fiscal 2020 with a fiscal year-end value of $441,114; (iii) unvested TRSUs which increased in value during fiscal 2020 in the amount of $130,209 and unvested PRSUs which decreased in value during fiscal 2020 in the amount of $117,812; (iv) TRSUs vested in fiscal 2020 which decreased in value during fiscal 2020 prior to the vest date in the amount of $214,557 and PRSUs vested in fiscal 2020 which decreased in value during fiscal 2020 prior to the vest date in the amount of $6,465.

Company Selected Measure Name	Adjusted Operating Income
Named Executive Officers, Footnote [Text Block]	Sheamus Toal, Claudia Lima-Guinehut, Jared Shure and Robert Helm		Leah Swan, Robert Helm, Bradley Cost and Claudia Lima-Guinehut		Leah Swan, Michael Scarpa, Robert Helm and Claudia Lima-Guinehut
PEO Total Compensation Amount	$ 1,244,770		$ 11,831,132		$ 15,736,658
PEO Actually Paid Compensation Amount	$ (2,916,093)	[1]	22,052,386	[2]	20,312,174	[3]
Adjustment To PEO Compensation, Footnote [Text Block]	(2)The amount shown consists of the following: (i) total compensation reported in fiscal 2022, $1,244,770, less the grant date value of all equity awards granted in fiscal 2022, $0 (as previously disclosed in our 2022 proxy statement, in response to the 2021 Say-on-Pay vote, our CEO declined to accept an LTIP equity award for fiscal 2022); (ii) TRSUs granted on May 29, 2020 which decreased in value during fiscal 2022 in the amount of $1,074,325 and PRSUs granted on June 5, 2020 which decreased in value during fiscal 2022 in the amount of $3,828,033; (iii) TRSUs granted on May 17, 2021 which decreased in value during fiscal 2022 in the amount of $459,340 and PRSUs granted on March 18, 2021 which increased in value during fiscal 2022 in the amount of $2,309,667; (iv) TRSUs vested on May 17, 2022 which decreased in value during fiscal 2022 prior to the vest date in the amount of $189,858 and TRSUs vested on May 31, 2022 which decreased in value during fiscal 2022 prior to the vest date in the amount of $918,974.(4)The amount shown consists of the following: (i) total compensation reported in fiscal 2021, $11,831,132, less the grant date value of all equity awards granted in fiscal 2021, $7,069,367; (ii) TRSUs granted on May 17, 2021 with a fiscal year-end value of $1,808,195 and PRSUs granted on March 18, 2021 with a fiscal year-end value of $4,219,215; (iii) TRSUs granted on May 29, 2020 which decreased in value during fiscal 2021 in the amount of $242,555 and PRSUs granted on June 5, 2020 which increased in value during fiscal 2021 in the amount of $8,094,391; (iv) PRSUs vested on June 25, 2021 which increased in value during fiscal 2021 prior to the vest date in the amount of $2,529,626 and TRSUs vested on June 1, 2021 which increased in value during fiscal 2021 prior to the vest date in the amount of $881,751.(6)The amount shown consists of the following: (i) total compensation reported in fiscal 2020, $15,736,658, less the grant date value of all equity awards granted in fiscal 2020, $11,263,222; (ii) TRSUs granted on May 29, 2020 with a fiscal year-end value of $8,822,057 and PRSUs granted on June 5, 2020 with a fiscal year-end value of $8,822,057; (iii) PRSUs granted on June 27, 2019 which decreased in value during fiscal 2020 in the amount of $1,814,862; (iv) PRSUs vested on April 2, 2020 which decreased in value during fiscal 2020 prior to the vest date in the amount of $85,389 and TRSUs vested on February 7, 2020 which increased in value during fiscal 2020 prior to the vest date in the amount of $94,875.
Non-PEO NEO Average Total Compensation Amount	$ 1,318,682		3,182,697		2,806,044
Non-PEO NEO Average Compensation Actually Paid Amount	$ 765,963	[4]	3,583,291	[5]	3,633,116	[6]
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	(3)For fiscal 2022 the non-PEO NEOs consisted of: Sheamus Toal, Claudia Lima-Guinehut, Jared Shure and Robert Helm (“Fiscal 2022 Non-PEO NEOs”). The amount shown consists of the following (in each case, as average values for the Fiscal 2022 Non-PEO NEOs): (i) total compensation reported in fiscal 2022, $1,318,682, less the grant date value of all equity awards granted in fiscal 2022, $925,024; (ii) TRSUs granted in fiscal 2022 with a fiscal year-end value of $775,993 and PRSUs granted in fiscal 2021 with a fiscal year-end value of $223,188; (iii) unvested TRSUs which decreased in value during fiscal 2022 in the amount of $373,697 and unvested PRSUs which decreased in value during fiscal 2022 in the amount of $113,738; (iv) TRSUs vested in fiscal 2022 which decreased in value during fiscal 2022 prior to the vest date in the amount of $121,347 and PRSUs vested in fiscal 2022 which decreased in value during fiscal 2022 prior to the vest date in the amount of $18,096.(5)For fiscal 2021 the non-PEO NEOs consisted of: Leah Swan, Robert Helm, Bradley Cost and Claudia Lima-Guinehut (“Fiscal 2021 Non-PEO NEOs”). The amount shown consists of the following (in each case, as average values for the Fiscal 2021 Non-PEO NEOs): (i) total compensation reported in fiscal 2021, $3,182,697, less the grant date value of all equity awards granted in fiscal 2021, $1,750,038; (ii) TRSUs granted in fiscal 2021 with a fiscal year-end value of $988,520 and PRSUs granted in fiscal 2021 with a fiscal year-end value of $695,014; (iii) unvested TRSUs which decreased in value during fiscal 2021 in the amount of $76,301 and unvested PRSUs which increased in value during fiscal 2021 in the amount of $351,196; (iv) TRSUs vested in fiscal 2021 which increased in value during fiscal 2021 prior to the vest date in the amount of $192,204.(7)For fiscal 2020 the non-PEO NEOs consisted of: Leah Swan, Michael Scarpa, Robert Helm and Claudia Lima-Guinehut (“Fiscal 2020 Non-PEO NEOs”). The amount shown consists of the following (in each case, as average values for the Fiscal 2020 Non-PEO NEOs): (i) total compensation reported in fiscal 2020, $2,806,044, less the grant date value of all equity awards granted in fiscal 2020, $1,500,690; (ii) TRSUs granted in fiscal 2020 with a fiscal year-end value of $2,095,273 and PRSUs granted in fiscal 2020 with a fiscal year-end value of $441,114; (iii) unvested TRSUs which increased in value during fiscal 2020 in the amount of $130,209 and unvested PRSUs which decreased in value during fiscal 2020 in the amount of $117,812; (iv) TRSUs vested in fiscal 2020 which decreased in value during fiscal 2020 prior to the vest date in the amount of $214,557 and PRSUs vested in fiscal 2020 which decreased in value during fiscal 2020 prior to the vest date in the amount of $6,465.
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
CAP vs Total Shareholder Return (“TSR”)

Compensation Actually Paid vs. Net Income [Text Block]
CAP vs GAAP Net Income

Compensation Actually Paid vs. Company Selected Measure [Text Block]
CAP vs Adjusted Operating Income

Tabular List [Table Text Block]
Company-Selected Financial Performance Measures
Adjusted Operating Income
Adjusted EPS
Adjusted Operating Margin Expansion
Adjusted ROIC
Responsibly Sourced Cotton
Black/African American Associate Representation

Total Shareholder Return Amount	$ 73		118		123
Peer Group Total Shareholder Return Amount	110		126		114
Net Income (Loss)	$ (1,138,000)		$ 187,171,000		$ (140,365,000)
Company Selected Measure Amount	7,055,000		288,567,000		(56,733,000)
PEO Name	Jane Elfers
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Operating Income
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EPS
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Operating Margin Expansion
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted ROIC
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Responsibly Sourced Cotton
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Black/African American Associate Representation
Grant Date Value of All Equity Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0				$ 1,500,690
TRSU granted on May 29, 2020 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,074,325		$ 242,555		8,822,057
PRSU granted on June 5, 2020 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,828,033		8,094,391		8,822,057
TRSU granted on May 17, 2021 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	459,340		1,808,195
PRSU granted on March 18, 2021 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,309,667		4,219,215
TRSU vested on May 17, 2022 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	189,858
TRSU vested on May 31, 2022 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	918,974
TRSU granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	775,993		988,520		2,095,273
PRSU granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	223,188		695,014		441,114
Unvested TRSU [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	373,697		76,301		130,209
Unvested PRSU [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	113,738		351,196		117,812
Vested TRSU [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	121,347		192,204		214,557
Vested PRSU [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	18,096				6,465
PRSU vested on June 25, 2021 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			2,529,626
TRSU vested on June 1, 2021 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			881,751
PRSU granted on June 27, 2019 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					1,814,862
PRSU vested on April 2, 2020 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					85,389
TRSY vested on February 7, 2020 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					94,875
PEO [Member] | Grant Date Value of All Equity Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			7,069,367		$ 11,263,222
Non-PEO NEO [Member] | Grant Date Value of All Equity Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 925,024		$ 1,750,038

[1]	The amount shown consists of the following: (i) total compensation reported in fiscal 2022, $1,244,770, less the grant date value of all equity awards granted in fiscal 2022, $0 (as previously disclosed in our 2022 proxy statement, in response to the 2021 Say-on-Pay vote, our CEO declined to accept an LTIP equity award for fiscal 2022); (ii) TRSUs granted on May 29, 2020 which decreased in value during fiscal 2022 in the amount of $1,074,325 and PRSUs granted on June 5, 2020 which decreased in value during fiscal 2022 in the amount of $3,828,033; (iii) TRSUs granted on May 17, 2021 which decreased in value during fiscal 2022 in the amount of $459,340 and PRSUs granted on March 18, 2021 which increased in value during fiscal 2022 in the amount of $2,309,667; (iv) TRSUs vested on May 17, 2022 which decreased in value during fiscal 2022 prior to the vest date in the amount of $189,858 and TRSUs vested on May 31, 2022 which decreased in value during fiscal 2022 prior to the vest date in the amount of $918,974.
[2]	The amount shown consists of the following: (i) total compensation reported in fiscal 2021, $11,831,132, less the grant date value of all equity awards granted in fiscal 2021, $7,069,367; (ii) TRSUs granted on May 17, 2021 with a fiscal year-end value of $1,808,195 and PRSUs granted on March 18, 2021 with a fiscal year-end value of $4,219,215; (iii) TRSUs granted on May 29, 2020 which decreased in value during fiscal 2021 in the amount of $242,555 and PRSUs granted on June 5, 2020 which increased in value during fiscal 2021 in the amount of $8,094,391; (iv) PRSUs vested on June 25, 2021 which increased in value during fiscal 2021 prior to the vest date in the amount of $2,529,626 and TRSUs vested on June 1, 2021 which increased in value during fiscal 2021 prior to the vest date in the amount of $881,751.
[3]	The amount shown consists of the following: (i) total compensation reported in fiscal 2020, $15,736,658, less the grant date value of all equity awards granted in fiscal 2020, $11,263,222; (ii) TRSUs granted on May 29, 2020 with a fiscal year-end value of $8,822,057 and PRSUs granted on June 5, 2020 with a fiscal year-end value of $8,822,057; (iii) PRSUs granted on June 27, 2019 which decreased in value during fiscal 2020 in the amount of $1,814,862; (iv) PRSUs vested on April 2, 2020 which decreased in value during fiscal 2020 prior to the vest date in the amount of $85,389 and TRSUs vested on February 7, 2020 which increased in value during fiscal 2020 prior to the vest date in the amount of $94,875.
[4]	For fiscal 2022 the non-PEO NEOs consisted of: Sheamus Toal, Claudia Lima-Guinehut, Jared Shure and Robert Helm (“Fiscal 2022 Non-PEO NEOs”). The amount shown consists of the following (in each case, as average values for the Fiscal 2022 Non-PEO NEOs): (i) total compensation reported in fiscal 2022, $1,318,682, less the grant date value of all equity awards granted in fiscal 2022, $925,024; (ii) TRSUs granted in fiscal 2022 with a fiscal year-end value of $775,993 and PRSUs granted in fiscal 2021 with a fiscal year-end value of $223,188; (iii) unvested TRSUs which decreased in value during fiscal 2022 in the amount of $373,697 and unvested PRSUs which decreased in value during fiscal 2022 in the amount of $113,738; (iv) TRSUs vested in fiscal 2022 which decreased in value during fiscal 2022 prior to the vest date in the amount of $121,347 and PRSUs vested in fiscal 2022 which decreased in value during fiscal 2022 prior to the vest date in the amount of $18,096.
[5]	For fiscal 2021 the non-PEO NEOs consisted of: Leah Swan, Robert Helm, Bradley Cost and Claudia Lima-Guinehut (“Fiscal 2021 Non-PEO NEOs”). The amount shown consists of the following (in each case, as average values for the Fiscal 2021 Non-PEO NEOs): (i) total compensation reported in fiscal 2021, $3,182,697, less the grant date value of all equity awards granted in fiscal 2021, $1,750,038; (ii) TRSUs granted in fiscal 2021 with a fiscal year-end value of $988,520 and PRSUs granted in fiscal 2021 with a fiscal year-end value of $695,014; (iii) unvested TRSUs which decreased in value during fiscal 2021 in the amount of $76,301 and unvested PRSUs which increased in value during fiscal 2021 in the amount of $351,196; (iv) TRSUs vested in fiscal 2021 which increased in value during fiscal 2021 prior to the vest date in the amount of $192,204.
[6]	For fiscal 2020 the non-PEO NEOs consisted of: Leah Swan, Michael Scarpa, Robert Helm and Claudia Lima-Guinehut (“Fiscal 2020 Non-PEO NEOs”). The amount shown consists of the following (in each case, as average values for the Fiscal 2020 Non-PEO NEOs): (i) total compensation reported in fiscal 2020, $2,806,044, less the grant date value of all equity awards granted in fiscal 2020, $1,500,690; (ii) TRSUs granted in fiscal 2020 with a fiscal year-end value of $2,095,273 and PRSUs granted in fiscal 2020 with a fiscal year-end value of $441,114; (iii) unvested TRSUs which increased in value during fiscal 2020 in the amount of $130,209 and unvested PRSUs which decreased in value during fiscal 2020 in the amount of $117,812; (iv) TRSUs vested in fiscal 2020 which decreased in value during fiscal 2020 prior to the vest date in the amount of $214,557 and PRSUs vested in fiscal 2020 which decreased in value during fiscal 2020 prior to the vest date in the amount of $6,465.